ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)
ORDINARY SHARES
Ordinary shares, shares authorized | shares	405,462,685
Ordinary shares, par value | $ / shares	$ 0.0001
Common stock shares repurchased, value | $	$ 2,119	$ 2,558	$ 6,919
Class B Ordinary Shares
ORDINARY SHARES
Ordinary shares, shares authorized | shares	200,000,000	200,000,000
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001
Number of votes per share | Vote	10
Class A Ordinary Shares
ORDINARY SHARES
Ordinary shares, shares authorized | shares	9,700,000,000	9,700,000,000
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1
Ordinary Shares | Class A Ordinary Shares
ORDINARY SHARES
Common stock shares repurchased | shares	9,466,980	7,331,208
Common stock shares repurchased, value | $	$ 2,119	$ 2,558
Ordinary Shares | Class A Ordinary Shares | Weighted Average
ORDINARY SHARES
Weighted average share price | $ / shares	$ 0.218	$ 0.344
Total Huami Corporation Shareholders' (Deficit)/Equity
ORDINARY SHARES
Common stock shares repurchased, value | $	$ 2,119	$ 2,558	$ 6,919